SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	12 Months Ended
Dec. 31, 2013
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

NOTE 10 - SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

Securities sold under agreements to repurchase, which are classified as secured borrowings, generally mature daily.  Securities sold under agreements to repurchase are reflected at the amount of cash received in connection with the transaction.  The balance of our securities sold under agreements to repurchase fluctuates based upon our customers’ needs and activity.  The Company has one significant customer whose balances fluctuate on a regular basis.  Due to the nature of this customer’s business, large fluctuations in its accounts are a normal occurrence.  The Company may be required to provide additional collateral based on the fair value of the underlying securities.

Securities sold under agreements to repurchase are secured by securities with an approximate carrying amount of $54,673,000 and $44,143,000 at December 31, 2013 and 2012, respectively.

Information concerning securities sold under agreements to repurchase is summarized as follows:

	2013	2012
Average daily balance during the year	$28,496,423	$25,945,603
Average interest rate during the year	0.04%	0.06%
Maximum month-end balance during the year	$30,962,993	$34,494,579
Weighted average interest rate at year-end	0.05%	0.06%